Acquisition Costs	12 Months Ended
Oct. 31, 2019
Acquisition Costs
Acquisition Costs

27.	Acquisition Costs

During the year ended October 31, 2019, the Company entered into a binding letter of intent (the “LOI”) pursuant to which the Company was to acquire assets including real estate, intellectual property and other assets for aggregate consideration of $3,000,000, subject to certain adjustments. The Company decided to terminate the LOI and, in doing so, incurred acquisition costs of $49,188 which have been expensed in the statement of loss and comprehensive loss.

During the year ended October 31, 2019, the Company entered into a binding agreement for the option to acquire operational control of certain assets in Michigan. The Company decided not to move forward with this acquisition and, pursuant to a termination agreement, issued 2,148,177 warrants as disclosed in note 15(viii). The fair value of the vested warrants of $77,014 has been expensed as an acquisition cost in the statement of loss and comprehensive loss.